Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

18. Shareholders' Equity

Shareholders' equity

The Company is authorized to issue an unlimited number of common, special and preferred shares, issuable in series.

Common Shares

On March 29, 2011, in connection with the secondary offering of 10,906 common shares held by TC Carting III, L.L.C., an affiliate of Thayer | Hidden Creek Partners, L.L.C., the Company agreed to purchase 1,000 of its common shares from the underwriters in the secondary offering, at the same public offering price of $23.50 per share for a total cost of $23,500. The common shares were cancelled and no longer remain outstanding.

Effective August 19, 2011, the Company received approval to commence a normal course issuer bid (“NCIB”) to purchase up to 4,000 of the Company's common shares. On December 29, 2011, the Company received approval to increase the number of common shares repurchased under the NCIB to 7,500. Daily purchases are limited to a maximum of 47.833 shares on the TSX. Once a week, the Company is permitted to purchase a block of common shares which can exceed the daily purchase limit, as long as the block is not owned by an insider. All shares purchased will be cancelled. For the period August 19, 2011 through December 31, 2011, 2,622 common shares were purchased and cancelled at a total cost of $55,826. As of March 2, 2012, an additional 830 common shares have been purchased and settled.

In connection with the acquisition of WSI, the Company issued 27,971 common shares to WSI's shareholders on July 2, 2010 representing total net consideration of $551,552. Under the terms of the Agreement and Plan of Merger (“Agreement”), the Company issued 0.5833 of its common shares for each WSI common share issued and outstanding on the date of close.

In accordance with the Agreement, the Company assumed WSI's stock option plans on closing. Accordingly, the Company obligated itself to issue a maximum of 505 common shares as a result of its assumption of WSI's stock option plans. The options have grant dates ranging from October 26, 2005 to March 16, 2009 which expire between October 26, 2010 and March 16, 2016. The exercise prices for these options range from $7.42 to $18.93.

For the year ended December 31, 2011, 141 stock options (2010 – 305) have been exercised for total consideration of $2,385 (2010 - $4,261). As of March 2, 2012, an additional 11 stock options have been exercised.

In addition, the Company assumed WSI's unexercised and outstanding warrants to issue 194 common shares at an exercise price of $13.89 per share. These warrants were held by a former executive officer of the Company, who is also a former director, and by certain members of his immediate family. The warrants had an issue date of September 7, 2001 and expired on September 7, 2011, the tenth anniversary from their issuance.

At December 31, 2011, 729 (2010 – 509) common shares were held by the U.S. LTIP plan rabbi trust.

Special Shares

On October 1, 2008, the Company issued 11,137 special shares to IESI for the benefit of IESI participating preferred shareholders. Special shareholders were entitled to one vote in matters of the Company for each special share held. The special shares carried no right to receive dividends or to receive the remaining property or assets of the Company upon dissolution or wind-up. The number of special shares outstanding was equivalent to the exchange rights granted to holders of the participating preferred shares. Participating preferred shareholders had the right to exchange one PPS for one common share of the Company. For each PPS exchanged the same number of special shares was automatically cancelled. On December 31, 2010, all special shares were cancelled and special shareholders held no voting interest in the Company.

Preferred Shares

The Company is authorized to issue an unlimited number of preferred shares, issuable in series. At December 31, 2011 and 2010, no preferred shares are issued. Each series of preferred shares issued shall have rights, privileges, restrictions and conditions as determined by the Board of Directors prior to their issuance. Preferred shareholders are not entitled to vote, but take preference over the common shareholders rights in the remaining property and assets of the Company in the event of dissolution or wind-up.

Details of common, restricted and special shares for the year ended December 31, 2011 are as follows:

		December 31
	2011	2010

Common shares
Common shares issued and outstanding, beginning of the year	121,707	82,337
Restricted common shares issued and outstanding, beginning of year	(277)	(225)
Common shares issued, during the year	-	27,971
Common shares issued on exercise of options, during the year	141	305
Common shares issued on exercise of warrants, during the year	67	-
Common shares issued on exchange of PPSs, during the year	-	11,094
Repurchase of common shares, during the year	(3,622)	-
Restricted common shares purchased, during the year	(185)	(52)
Restricted common shares vested, during the year	210	-
Common shares issued and outstanding, end of year	118,041	121,430

Restricted common shares
Restricted common shares issued and outstanding, beginning of year	277	225
Restricted common shares purchased, during the year	185	52
Restricted common shares vested, during the year	(210)	-
Restricted common shares issued and outstanding, end of year	252	277

Special shares
Special shares issued and outstanding, beginning of year	-	11,094
Special shares exchanged, during the year	-	(11,094)
Special shares issued and outstanding, end of year	-	-

Accumulated other comprehensive loss

Accumulated other comprehensive loss, is comprised of accumulated foreign currency translation adjustments, including accumulated exchange gains or losses on intangibles, goodwill and capital and landfill assets, partially offset by accumulated exchange losses or gains on long-term debt, landfill closure and post-closure costs, and deferred income tax liabilities. Accumulated other comprehensive loss also includes gains or losses recognized on the effective portion of derivatives designated as cash flow hedges, net of tax and settlements.

	Foreign currency translation adjustment	Derivatives designated as cash flow hedges, net of income tax and settlements	Accumulated other comprehen- sive loss
December 31, 2011
Balance, beginning of year	$(47,474)	$2,832	$(44,642)
Change, during the year	(12,520)	(4,589)	(17,109)
Balance, end of year	$(59,994)	$(1,757)	$(61,751)

December 31, 2010
Balance, beginning of year	$(81,539)	$829	$(80,710)
Change, during the year	34,065	2,003	36,068
Balance, end of year	$(47,474)	$2,832	$(44,642)

Net (loss) income per share

The following table presents net (loss) income and net (loss) income attributable to common shareholders and reconciles the weighted average number of shares outstanding at December 31, 2011 and 2010 for the purpose of computing basic and diluted net (loss) income per share.

	December 31
	2011	2010

Net (loss) income	$(196,136)	$82,169
Net (loss) income attributable to common shareholders	$(196,136)	$74,105

Weighted average number of shares, basic	120,683	96,451
Dilutive effect of PPS equivalents(a)	-	11,028
Weighted average number of shares, diluted	120,683	107,479

Net (loss) income per weighted average share, basic	$(1.63)	$0.77
Net (loss) income per weighted average share, diluted	$(1.63)	$0.76
Issued and outstanding share based options (thousands)	2,505	2,646

Note:

(a)PPSs issued by IESI were exchangeable for common shares of the Company on a one for one hundred basis. “PPS equivalents” refers to the number of common shares issuable by the Company upon each PPS exchange. Effective December 31, 2010, all PPS equivalents were exchanged for common shares of the Company.

Share based options are anti-dilutive to the calculation of net (loss) income per share and have been excluded from the calculation.

Non-controlling interest

On the closing of the IESI acquisition, IESI issued 22,266 PPSs which effectively represented a direct non-controlling interest in the Company. The non-controlling interest was entitled to dividends that were economically equivalent to dividends declared and paid by the Company to its shareholders. PPSs were recorded at their exchange amount, which was measured at the weighted average trading price of the Company's issued equity at the date of issuance. The weighted average trading price represented the average price of the Company's issued equity calculated for a reasonable period before and after the IESI acquisition terms were agreed to and announced. Exchanges of PPSs into shares of the Company were recorded at the carrying value of the PPSs at issuance net of net income or loss and dividends attributable to PPSs to the date of exchange. Effective January 1, 2009, the carrying value of non-controlling interest also included their share of other comprehensive income or loss. Pursuant to certain mandatory PPS exchange provisions, all remaining outstanding PPS equivalents were exchanged for 11,094 common shares of the Company on December 31, 2010.

		December 31
	2011	2010

PPSs issued and outstanding, beginning of year	-	11,094
PPSs exchanged for common shares, during the year	-	(11,094)
PPSs issued and outstanding, end of year	-	-

Warrants

	December 31, 2011		December 31, 2010
	Number of common shares issuable	Weighted average exercise price	Number of common shares issuable	Weighted average exercise price

Outstanding, beginning of year	194	$13.89	-	$-
Assumed on acquisition, during the year	-	-	194	13.89
Exercised, during the year	(194)	(13.89)	-	-
Expired, during the year	-	-	-	-
Outstanding, end of year	-	$-	194	$13.89

As of December 31, 2011, all warrants have been exercised. The warrants were exercised in a cashless conversion and resulted in the Company issuing 67 of its' common shares.